Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents

	December 31,
	2020	2021
	(US$ in millions)
Cash at bank and on hand	$532	$316
Short-term bank deposits	329	362
	$861	$678